COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 02, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Rent expense		$ 42,383		$ 77,440
Operating Lease, Right-of-Use Asset		85,113		85,113				$ 104,665
Operating Lease, Liability								$ 104,665
Officer compensation	$ 94,774	$ 20,988	$ 53,215	116,518	$ 1,142,963	1,417,568
Operating Leases, Rent Expense						22,750
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Officer compensation				$ 116,518	$ 1,142,963	$ 217,568	$ 94,774